UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 14, 2004
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      63
                                           ------------

Form 13F Information Table Value Total:      $108,374
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     509     12016   SH          SOLE                  12000              16
                                                          339      8000   SH          OTHER                                  8000
Advent Software                  COM        007974108    1530     90900   SH          SOLE                  71000           19900
                                                           34      2000   SH          OTHER                                  2000
American International Group     COM        026874107    3590     52800   SH          SOLE                  40500           12300
                                                          136      2000   SH          OTHER                                  2000
BP Amoco PLC                     COM        055622104      95      1651   SH          SOLE                   1586              65
                                                          308      5348   SH          OTHER                                  5348
Bank of New York                 COM        064057102     659     22600   SH          SOLE                  22200             400
Berkshire Hathaway Inc. Class    COM        084670207     121        42   SH          SOLE                     42
                                                          121        42   SH          OTHER                                    42
Bristol Myers Co.                COM        110122108     386     16306   SH          SOLE                   7600            8706
                                                           47      2000   SH          OTHER                                  2000
Cabot Microelectronics           COM        12709P103    1758     48500   SH          SOLE                  35500           13000
                                                           22       600   SH          OTHER                                   600
Chiron                           COM        170040109     648     14667   SH          SOLE                  14667
Cisco Systems                    COM        17275R102    4213    232780   SH          SOLE                 192800           39980
Citigroup, Inc.                  COM        172967101    1324     30011   SH          SOLE                  30011
Exxon Mobil                      COM        30231G102     929     19212   SH          SOLE                   8740           10472
                                                          585     12096   SH          OTHER                                 12096
Gannett Co. Inc.                 COM        364730101     101      1200   SH          SOLE                   1200
                                                          101      1200   SH          OTHER                                  1200
General Electric Co.             COM        369604103    2606     77617   SH          SOLE                  63022           14595
                                                          662     19728   SH          OTHER                                 19728
Hewlett Packard                  COM        428236103     493     26280   SH          SOLE                  16400            9880
IBM                              COM        459200101     378      4404   SH          SOLE                    652            3752
                                                           91      1064   SH          OTHER                                  1064
ING Groep NV                     COM        456837103    2447     96800   SH          SOLE                  75700           21100
Intel Corp.                      COM        458140100    2875    143300   SH          SOLE                 109500           33800
                                                           98      4900   SH          OTHER                                  4900
Interpublic Group Cos.           COM        460690100    2232    210800   SH          SOLE                 166200           44600
                                                          139     13100   SH          OTHER                                 13100
JP Morgan Chase                  COM        46625H100    1764     44400   SH          SOLE                  31500           12900
Johnson & Johnson                COM        478160104    4393     77992   SH          SOLE                  58800           19192
KLA Tencor Corp.                 COM        482480100     460     11100   SH          SOLE                   6200            4900
Marsh & McLennan Companies Inc   COM        571748102    2114     46200   SH          SOLE                  34900           11300
                                                         4287     93694   SH          OTHER                                 93694
Medimmune, Inc.                  COM        584699102    1683     71000   SH          SOLE                  52900           18100
                                                           26      1100   SH          OTHER                                  1100
Merck & Co., Inc.                COM        589331107    2029     61497   SH          SOLE                  48615           12882
                                                          191      5800   SH          OTHER                                  5800
Microsoft Corp.                  COM        594918104    3216    116320   SH          SOLE                  99000           17320
                                                          265      9600   SH          OTHER                                  9600
Motorola, Inc.                   COM        620076109    2485    137740   SH          SOLE                 105040           32700
National City Corp.              COM        635405103    4338    112318   SH          SOLE                  82150           30168
                                                          270      7000   SH          OTHER                                  7000
PepsiCo Inc.                     COM        713448108    1917     39400   SH          SOLE                  39400
Plum Creek Timber                COM        729251108    1685     48100   SH          SOLE                  33600           14500
Procter & Gamble Company         COM        742718109     268      4960   SH          SOLE                   4800             160
Progressive Corp.-Ohio           COM        743315103    3764     44413   SH          SOLE                  32013           12400
                                                        24545    289614   SH          OTHER                286114            3500
Royal Dutch Petroleum            COM        780257804    1295     25100   SH          SOLE                  17600            7500
Stryker Corp.                    COM        863667101   11243    233840   SH          SOLE                 189544           44296
                                                          481     10000   SH          OTHER                                 10000
Timken Co.                       COM        887389104    1935     78600   SH          SOLE                  61200           17400
                                                           39      1600   SH          OTHER                                  1600
Washington Post 'B'              COM        939640108     920      1000   SH          SOLE                   1000
Wilmington Trust Corp.           COM        971807102     594     16400   SH          SOLE                  16000             400
Wyeth                            COM        983024100     328      8760   SH          SOLE                                   8760
                                                          224      6000   SH          OTHER                                  6000
BBVA Privanza, Cap. B            PFD        05529T206     738     28000   SH          SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400    1153     47000   SH          SOLE                  32000           15000
                                                          147      6000   SH          OTHER                                  6000